EQUITY INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss	$ 0	$ 0
Huixin L P Agreement [Member] | Ningbo Huixin L P [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire				27.27%
Investments				$ 137,906
Investment loss	96	220
Impairment loss	0	0
Xiangyou Agreement [Member] | Chongqing Xiangyou L P [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire			20.00%
Investments			$ 1,448,016
Investment loss	27,117	35,828
Impairment loss	0	0
Share Purchase Agreement [Member] | Wuhan Huiyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire					37.50%
Investments					$ 413,719
Investment loss	22,619	12,066
Impairment loss	$ 0	$ 0
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire						4.00%
Investments						$ 165,488